Advances to joint ventures (Tables)	9 Months Ended
Sep. 30, 2018
Receivables [Abstract]
Investments in and Advances to Affiliates [Table Text Block]
	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2018	2017
Current portion of advances to joint ventures	$—	$—
Long-term advances to joint ventures	3,466	3,263
Advances/shareholder loans to joint ventures	$3,466	$3,263